Other Equity Matters - Dividend Payment (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
A
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.53	$ 0.53
Dividends	$ 1.8	$ 1.8
B
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.50	$ 0.50
Dividends	$ 2.9	$ 2.9
C
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.46	$ 0.46
Dividends	$ 3.2	$ 3.2
D
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.43	$ 0.43
Dividends	$ 2.6	$ 2.6
E
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.36	$ 0.36
Dividends	$ 2.5	$ 2.5
F
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.21	$ 0
Dividends	$ 1.3	$ 0.0
Preferred Shares
Dividends Payable [Line Items]
Dividends	$ 14.3	$ 13.0